EQUITY-BASED COMPENSATION - Equity-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-BASED COMPENSATION
Capitalized stock-based compensation expense	$ 0.3
Non-stock equity awards outstanding, converted	29,935,000	26,271,000
Selling, general and administrative expenses
EQUITY-BASED COMPENSATION
Equity-based compensation, net of forfeitures	$ 9.5	$ 6.4	$ 8.0
Equity Incentive Plan 2022
EQUITY-BASED COMPENSATION
Equity based awards vested	4 years
Number of common stock will be available for issuance (in shares)	51,104,577
Number of shares available to be issued	16,744,429
Legacy Getty 2012 Plan | Class A common stock
EQUITY-BASED COMPENSATION
Non-stock equity awards outstanding, converted	3,635